INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX
Balance at the beginning of the year	¥ 79,704,629	¥ 58,344,871	¥ 19,920,364
Additions	18,507,779	21,359,758	38,424,507
Balance at the end of the year	¥ 98,212,408	¥ 79,704,629	¥ 58,344,871